Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2023	Feb. 28, 2022
Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance		R 1,288,392	R 1,045,493
Acquisition of subsidiary			114,472
Additions		579,656	552,634
Transfer
Disposals		(8,435)	(2,996)
Depreciation		(444,111)	(412,871)
Reclassification (to)/ from right-of-use assets			4,155
Reclassification	[1]
Translation adjustments		58,886	(12,495)
Ending balance		1,474,388	1,288,392
Reconciliation of the carrying value of property, plant and equipment [Member] | Land and Property [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance	[2]	64,388	52,633
Additions	[2]	48,978	38,859
Transfer	[2]		(3,798)
Disposals	[2]	(698)	(146)
Depreciation	[2]	(34,450)	(26,948)
Reclassification from/(to) owned assets	[2]		5,816
Translation adjustments	[2]	5,729	(2,028)
Ending balance	[2]	83,947	64,388
Total	[2]	205,132	184,403
Reconciliation of the carrying value of property, plant and equipment [Member] | Plant, equipment and vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance		32,508	33,993
Additions		9,959	25,183
Transfer			3,629
Disposals		(187)	(528)
Depreciation		(9,517)	(14,123)
Reclassification from/(to) owned assets			(14,620)
Translation adjustments		392	(1,026)
Ending balance		33,155	32,508
Total		62,631	63,952
Reconciliation of the carrying value of property, plant and equipment [Member] | IT equipment [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance		5,371	5,073
Additions		635	132
Transfer			169
Disposals		(2)	(20)
Depreciation		(5,710)	(4,339)
Reclassification from/(to) owned assets			4,649
Translation adjustments		30	(293)
Ending balance		324	5,371
Total		64,495	54,738
Reconciliation of the carrying value of property, plant and equipment [Member] | Capitalized telematics devices – Work-in- Progress [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance
Additions
Transfer
Disposals
Depreciation
Reclassification from/(to) owned assets
Translation adjustments
Ending balance
Total		202,425	138,405
Reconciliation of the carrying value of property, plant and equipment [Member] | Capitalized telematics devices – Uninstalled [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance
Additions
Transfer
Disposals
Depreciation
Reclassification from/(to) owned assets
Translation adjustments
Ending balance
Total		104,951	173,871
Reconciliation of the carrying value of property, plant and equipment [Member] | Capitalized telematics devices - Installed [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance
Additions
Transfer
Disposals
Depreciation
Reclassification from/(to) owned assets
Translation adjustments
Ending balance
Total		875,661	771,124
Reconciliation of the carrying value of property, plant and equipment [Member] | Construction in progress [member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance
Additions
Transfer
Disposals
Depreciation
Reclassification from/(to) owned assets
Translation adjustments
Ending balance
Total		76,519	4,166
Reconciliation of the carrying value of property, plant and equipment [Member] | Owned assets [Member] | Land and Property [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance	[2]	120,015	17,742
Acquisition of subsidiary	[2]		110,000
Additions	[2]	9,057	3,152
Transfer	[2]
Disposals	[2]	(3,230)	(108)
Depreciation	[2]	(5,425)	(4,992)
Reclassification (to)/ from right-of-use assets	[2]		(5,816)
Reclassification	[1],[2]
Translation adjustments	[2]	768	37
Ending balance	[2]	121,185	120,015
Reconciliation of the carrying value of property, plant and equipment [Member] | Owned assets [Member] | Plant, equipment and vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance		31,444	20,151
Acquisition of subsidiary			45
Additions		7,513	5,940
Transfer
Disposals		(2,033)	(27)
Depreciation		(8,957)	(9,023)
Reclassification (to)/ from right-of-use assets			14,620
Reclassification	[1]
Translation adjustments		1,509	(262)
Ending balance		29,476	31,444
Reconciliation of the carrying value of property, plant and equipment [Member] | Owned assets [Member] | IT equipment [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance		49,367	25,270
Acquisition of subsidiary			261
Additions		33,191	43,339
Transfer
Disposals		(282)	(470)
Depreciation		(25,152)	(14,798)
Reclassification (to)/ from right-of-use assets			(4,649)
Reclassification	[1]
Translation adjustments		7,047	414
Ending balance		64,171	49,367
Reconciliation of the carrying value of property, plant and equipment [Member] | Owned assets [Member] | Capitalized telematics devices – Work-in- Progress [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance		138,405	104,475
Acquisition of subsidiary
Additions		142,586	212,940
Transfer		(78,566)	(179,010)
Disposals
Depreciation
Reclassification (to)/ from right-of-use assets
Reclassification	[1]
Translation adjustments
Ending balance		202,425	138,405
Reconciliation of the carrying value of property, plant and equipment [Member] | Owned assets [Member] | Capitalized telematics devices – Uninstalled [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance		173,871	116,422
Acquisition of subsidiary
Additions		111,661	56,857
Transfer		(189,160)	(47,825)
Disposals
Depreciation
Reclassification (to)/ from right-of-use assets
Reclassification	[1]		50,355
Translation adjustments		8,579	(1,938)
Ending balance		104,951	173,871
Reconciliation of the carrying value of property, plant and equipment [Member] | Owned assets [Member] | Capitalized telematics devices - Installed [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance		771,124	761,433
Acquisition of subsidiary
Additions		203,295	230,406
Transfer		267,726	226,835
Disposals		(2,890)	(2,391)
Depreciation		(404,577)	(384,058)
Reclassification (to)/ from right-of-use assets
Reclassification	[1]		(50,355)
Translation adjustments		40,983	(10,746)
Ending balance		875,661	771,124
Reconciliation of the carrying value of property, plant and equipment [Member] | Owned assets [Member] | Construction in progress [member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance		4,166
Acquisition of subsidiary			4,166
Additions		72,353
Transfer
Disposals
Depreciation
Reclassification (to)/ from right-of-use assets
Reclassification	[1]
Translation adjustments
Ending balance		76,519	4,166
Right-of-use assets [member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Beginning balance		102,267	91,699
Additions		59,572	64,174
Transfer
Disposals		(887)	(694)
Depreciation		(49,677)	(45,410)
Reclassification from/(to) owned assets			(4,155)
Translation adjustments		6,151	(3,347)
Ending balance		117,426	102,267
Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Total		R 1,591,814	R 1,390,659

[1]	During the financial year ended February 28, 2022, the Group has reclassified Capitalized telematics devices - Installed to Capitalized telematics devices - Uninstalled of ZAR 50.4 million to better reflect the underlying nature of these assets. The reclassification was corrected prospectively as the impact to the prior period is not material.
[2]	Certain freehold land and building of the Group with a carrying amount of ZAR 186.5 million were mortgaged to a bank as security for mortgaged loan (Note 16). The freehold land and building is a head office suite for South Africa and is located at Rosebank, Johannesburg.